Goodwill and Other Intangible Assets, Net (Schedule of Other Intangible Assets) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	$ 45	$ 42
Intangible Assets, Accumulated Amortization	(35)	(31)
Intangible Assets, Net	10	11
Customer Lists [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	13	13
Intangible Assets, Accumulated Amortization	(10)	(10)
Intangible Assets, Net	3	3
Patents [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	19	19
Intangible Assets, Accumulated Amortization	(17)	(15)
Intangible Assets, Net	2	4
Purchased trademarks [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	5	5
Intangible Assets, Accumulated Amortization	(2)	(1)
Intangible Assets, Net	3	4
Purchased and licensed technology [Member]
Finite-Lived and Indefinite-Lived Intangible Assets [Line Items]
Intangible Assets, Gross	8	5
Intangible Assets, Accumulated Amortization	(6)	(5)
Intangible Assets, Net	$ 2	$ 0